Stockholders' Equity (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Shares
Outstanding at beginning of period	7,163	2,426	316	2,425
Granted	2,005,500		2,250
Forfeited	500	750	140
Outstanding at end of period	2,012,163	7,163	2,426	2,425
Restricted Stock [Member]
Shares
Outstanding at beginning of period	122,500
Granted
Vested	(120,250)
Forfeited	(2,000)
Outstanding at end of period	250
Weighted average grant date fair value
Nonvested	$ 6.83
Vested	$ (6.80)
Forfeited	$ (6.83)
Nonvested	$ 6.83